Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenues by Product Categories [Line Items]
Revenues	$ 39,075,090	$ 28,378,669	$ 38,292,397
Heat Transfers [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	28,483,272	20,214,664	26,351,727
Fabrics [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	3,077,104	3,334,810	5,036,939
Woven Labels and Tapes [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	2,587,543	975,868	1,671,058
Sewing Badges [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	1,286,086	757,465	1,259,289
Piping [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	544,141	446,701	672,075
Zipper Pullers [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	637,400	451,703	657,601
Drawcords [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	342,167	185,683	176,751
Non-Reflective Film [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	790,488	898,252
Others [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	$ 1,326,889	$ 1,113,523	$ 2,466,957